Segment Disclosure	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Segment Disclosure
The Company reports segment information as a single reportable business segment based upon the manner in which related information is organized, reviewed, and managed. The Company operates in one segment providing data storage and desktop virtualization solutions for small and medium businesses and distributed enterprises. The Company conducts business globally, and its sales and support activities are managed on a geographic basis. Our management reviews financial information presented on a consolidated basis, accompanied by disaggregated information it receives from its internal management system about revenues by geographic region, based on the location from which the customer relationship is managed, for purposes of allocating resources and evaluating financial performance.
Information about Products and Services
The following table summarizes net revenue (in thousands):

	Year Ended December 31,
	2016	2015	2014
Disk systems	$46,795	$39,836	$8,518
Tape automation systems	10,297	12,764	1,868
Tape drives and media	10,973	12,914	1,815
Service	8,328	10,651	1,268
	$76,393	$76,165	$13,469

Information about Geographic Areas
The Company markets its products domestically and internationally, with its principal international market being Europe. Revenue is attributed to the location to which the product was shipped. The Company divides its worldwide sales into three geographical regions: Americas, consisting of U.S., Canada and Latin America; EMEA, consisting of Europe, the Middle East and Africa; and APAC, consisting of Asia Pacific countries.
The following table summarizes net revenue by geographic area (in thousands):

	Year Ended December 31,
	2016	2015	2014
EMEA	$39,719	$39,331	$7,172
Americas	23,043	25,284	4,749
APAC	13,631	11,550	1,548
Total	$76,393	$76,165	$13,469

During 2016, 2015 and 2014, there were two geographic areas with specific concentrations of net revenue greater than 10%. Revenues from customers in the U.S. comprised $20.1 million, $19.1 million and $3.8 million of Americas net revenue during the year ended December 31, 2016, 2015 and 2014, respectively. Revenue from customers in Germany accounted for $19.6 million, $17.2 million and $1.9 million of EMEA’s net revenue during the year ended December 31, 2016, 2015 and 2014, respectively.
The following table presents property and equipment information for geographic areas based on the physical location of the assets (in thousands):

	Year Ended December 31,
	2016	2015	2014
EMEA	$1,703	$1,779	$2,038
Americas	937	1,584	1,340
APAC	418	609	1,049
Total	$3,058	$3,972	$4,427